SEGMENT INFORMATION - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Region	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Intersegment revenue | $	$ 44,917	$ 2,368	$ 6,624
Geographic [Member]
Segment Reporting Information [Line Items]
Number of geographic areas | Region	3